COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS & CONTINGENCIES

In the ordinary course of business, the Company is exposed to legal actions and claims and incurs costs to defend against these actions and claims. Company management is not aware of any outstanding or pending legal actions or claims that could materially affect the Company’s financial position or results of operations.

On September 15, 2021, CSI entered into an amended and restated securities purchase agreement with a group of institutional investors (the “PIPE Investors”) to make a $32.0 million private placement investment in CSI in connection with the closing of the previously announced merger transaction between CSI and Pineapple Energy, LLC (“Pineapple”). Proceeds of this investment will used primarily to fund Pineapple strategic initiatives. The closing of the financing is subject to approval of CSI’s shareholders and other customary conditions.

Under the terms of the securities purchase agreement, the PIPE Investors have agreed to purchase $32.0 million in newly authorized CSI Series A Convertible Preferred Stock convertible at a price of $3.40 per share into CSI common stock, with five year warrants to purchase an additional $32.0 million of common shares at that same price (the “PIPE Offering”). The PIPE Offering is expected to close immediately following the consummation of the CSI-Pineapple merger transaction (the “Merger”). Therefore the PIPE Investors will invest in the post-Merger company, will not be entitled to receive any cash dividends paid prior to closing and will not receive the Contingent Value Rights (“CVRs”) to be issued to pre-Merger CSI shareholders.

The Series A Convertible Preferred Stock will have no liquidation or dividend preference over CSI common stock and no voting rights until after converted into CSI common stock. Assuming conversion of the Series A Convertible Preferred Stock, the PIPE Investors would own approximately 9.41 million shares of the Company’s outstanding common stock immediately following the closing of the PIPE Offering, representing approximately 27% of CSI’s outstanding Common Stock after giving effect to the issuance of shares in the Merger, and approximately 18.8 million shares assuming exercise of all the warrants for cash, representing approximately 43% of CSI’s outstanding common stock after giving effect to the issuance of shares in the Merger and exercise of the warrants.

The Series A Convertible Preferred Stock and warrants will have anti-dilution provisions that would increase the number of shares issuable upon conversion or exercise, and lower the conversion or exercise price, if CSI issues equity securities at a price less than the conversion or exercise price at the time of such issuance. The securities purchase agreement also prohibits the combined company from conducting a new equity offering within 30 days of the closing, gives the PIPE Investors in the aggregate the right to purchase up to 25% of the equity securities in future CSI-Pineapple offerings within one year of closing and requires 30-day lock-up agreements of CSI common stock by certain CSI-Pineapple officers, directors and major shareholders following the closing. In connection with the transaction, CSI has agreed to file a registration statement on behalf of the PIPE Investors allowing them to resell the common stock into which the Series A Convertible Preferred Stock is convertible and the warrants are exercisable immediately after issuance. Closing is subject to the effectiveness of this registration statement and other customary closing conditions.

Line of Credit

On August 28, 2020, the Company entered into a Credit Agreement with Wells Fargo Bank, National Association, establishing a $5,000,000 line of credit facility agreement that replaced a prior facility. On October 29, 2020, the Company entered into a First Amendment to the Credit Agreement. Under the Credit Agreement, as amended, the Company has the ability to obtain one or more letters of credit in an aggregate amount up to $2,000,000, subject to the general terms of the credit agreement. The Company did not plan to renew the Credit Agreement upon its expiration and terminated the Credit Agreement effective August 13, 2021.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Line of credit: On August 28, 2020, the Company entered into a Credit Agreement with Wells Fargo Bank, National Association, establishing a $5,000,000 line of credit facility agreement, that replaced a prior facility. On October 29, 2020, the Company entered into a First Amendment to the Credit Agreement. Under the Credit Agreement, as amended, the Company has the ability to obtain one or more letters of credit in an aggregate amount up to $2,000,000, subject to the general terms of the credit agreement.

The Company had no outstanding borrowings against the line of credit, or the prior credit facility, at December 31, 2020 or December 31, 2019 and $1,051,000 of the credit line is available for use at December 31, 2020. Due to the revolving nature of loans under this credit facility, additional borrowings and periodic repayments and re-borrowings may be made until the maturity date. Interest on borrowings on the credit line is at LIBOR plus 1.25%, with a minimum LIBOR rate of 0.75%, (2.0% at December 31, 2020). The Credit Agreement expires August 28, 2021 and is secured by government securities owned and pledged by the Company. The Credit Agreement contains financial covenants including a tangible net worth minimum. The Company was in compliance with its financial covenants at December 31, 2020.

As of December 31, 2020, the Company had no other material commitments (either cancelable or non-cancelable) for capital expenditures or other purchase commitments related to ongoing operations.

Long-term compensation plans: The Company has a long-term incentive plan that provides long-term competitive compensation to enable the Company to attract and retain qualified executive talent and to reward employees for achieving goals and improving company performance. The plan provides grants of “performance units” made at the beginning of performance periods and paid at the end of the period if performance goals are met. Awards were previously made every other year and are paid following the end of the cycle with annual vesting. Payment in the case of retirement, disability or death will be on a pro rata basis. The Company recognized expense/(income) of $66,000 and $164,000 in 2020 and 2019, respectively. Accrual balances for long-term compensation plans at December 31, 2020 and 2019 were $230,000 and $164,000, respectively. There were no award payouts in 2020 and 2019. Awards under the 2018 to 2020 plans will be paid out 50% in cash and 50% in stock. Awards under the 2019 to 2021 and 2020 to 2022 plans will be paid out 75% in stock and 25% in cash. The stock portion of these awards are treated as equity plans and included within the Stock Compensation footnote within the Deferred Stock Outstanding section below.

Other contingencies: In the ordinary course of business, the Company is exposed to legal actions and claims and incurs costs to defend against these actions and claims. Company management is not aware of any outstanding or pending legal actions or claims that would materially affect the Company’s financial position, results of operations, or cash flows.